Discontinued Operations (Details) - USD ($)	1 Months Ended	2 Months Ended	4 Months Ended
	Oct. 19, 2022	Dec. 31, 2022	Sep. 30, 2022
Disclosure Of Discontinued Operations [Abstract]
Sale of shares of common stock	20,000	39,999,962	8,800,000
Consideration amount	$ 10,000,000